Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Management Recognition Plan [Member]	Nov. 30, 2011 Management Recognition Plan [Member]	May 31, 2005 Management Recognition Plan [Member]	May 31, 2004 Management Recognition Plan [Member]	Dec. 31, 2012 Management Recognition Plan [Member]	Dec. 31, 2011 Management Recognition Plan [Member]	Dec. 31, 2010 Management Recognition Plan [Member]	Dec. 31, 2012 Restricted Stock [Member]	Nov. 30, 2012 Restricted Stock [Member]	Nov. 30, 2011 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Excess Benefit Plan [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2011 SERP [Member]	Dec. 31, 2012 SERP [Member] Maximum [Member]	Dec. 31, 2012 SERP [Member] Minimum [Member]	Dec. 31, 2012 Directors' Retirement Plan [Member]	Dec. 31, 2011 Directors' Retirement Plan [Member]	Dec. 31, 2012 ESB Financial Corporation Directors Retirement Plan [Member] Maximum [Member]	Dec. 31, 2012 ESB Financial Corporation Directors Retirement Plan [Member] Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares awarded to eligible individuals					15,865	700	31,450					27,777	74,135
Shares vested on the date of the grant					1,584	75	4,820					5,553	7,416
Shares subsequently vested				12,697	1,584	625	23,225					22,224
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Remaining Shares Vested Subsequently											59,303		7,416
Shares forfeited							3,405
Price on the grant date						$ 13.25	$ 12.81
Fair value of the shares						$ 10,000	$ 403,000
Compensation expense								21,000	37,000	35,000				150,000
Expected compensation expense on 2013				21,000				21,000			142,000			142,000
Expected compensation expense on 2014				21,000				21,000			144,000			144,000
Expected compensation expense on 2015				21,000				21,000			149,000			149,000
Expected compensation expense on 2016				21,000				21,000			148,000			148,000
Expected compensation expense on 2017				21,000				21,000			89,000			89,000
Expected compensation expense, thereafter				63,000				63,000			273,000			273,000
Number of days taken to credit supplemental benefits received															180 days
Annual retirement benefit age																65 years				75 years
Annual retirement benefit percentage																25.00%
Targeted benefit percentage																100.00%
Benefit plan premium equally paid																10 years
Benefit payable upon early retirement.																age 50 with at least twelve years of service
Service needed to lesser benefit payable upon early retirement																12 years
Participants credited service under benefit plans																		34 years	22 years
Service period to get retirement benefit																						10 years	5 years
Retirement benefit calculation ratio																						80.00%	25.00%
Years of service required for ratios																						20 years	10 years
Accumulated benefit obligation for the director's retirement plan																2,700,000	2,400,000			793,000	791,000
Projected benefit payments on 2013																85,000				125,000
Projected benefit payments on 2014																85,000				161,000
Projected benefit payments on 2015																85,000				128,000
Projected benefit payments on 2016																85,000				129,000
Projected benefit payments on 2017																279,000				129,000
Projected benefit payments, thereafter																4,700,000				127,000
Shares held in Management Recognition Plan	12,697														74,519
Employee Benefit Plans (Textual) [Abstract]
Employees contribution In stock of the company	100.00%
Percentage of eligible compensation, matched 100% by employer	1.00%
Percentage of eligible compensation, matched 50% by employer	2.00%
Employer match of employee contributions of first 1% of eligible compensation (as a percent)	100.00%
Employer match of employee contributions of next 2% and 6% of eligible compensation (as a percent)	50.00%
Employer contribution of employees retirement plan	313,000	286,000	272,000
Employee stock ownership plan benefit of employees after two years service	25.00%
Employee stock ownership plan benefit of employees after three years service	50.00%
Employee stock ownership plan benefit of employees after four years service	75.00%
Employee stock ownership plan benefit of employees after five years service	100.00%
ESOPs loan payable bears a weighted-average interest rate	4.68%
Dividends received on unallocated ESOP shares	169,899	111,622	22,305
Company contribution of unallocated ESOP Shares	1,300,000	1,300,000	1,100,000
Interest incurred on the loan by ESOP	181,122	205,562	23,000
Company recognized compensation expense related to the ESOP	1,400,000	1,300,000	1,200,000
Total shares held to ESOP	2,242,511	2,111,061	0
Unallocated shares controlled by the ESOP	246,746	329,656
ESOP fair value of shares	3,422,367	4,638,260
ESOP shares released for allocation	82,910	64,303
Additional shares purchased by company Employee Stock Ownership Plan	25,090	43,697	18,781
Cost of additional shares released for allocation	329,000	504,000	189,000
Maximum contractual term	P10Y
Company recognized compensation expense related to the ESOP	(1,432,000)	(1,309,000)	(1,197,000)
Estimated net loss		$ 0	$ 95,000